Fair Value Measurements	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
8.	FAIR VALUE MEASUREMENTS
The Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis are as follows (in thousands):

September 30, 2021	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents and restricted cash:
Money market funds	$6,986	$—	$—	$6,986
Certificate of deposit	—	75	—	75

Total Assets	$6,986	$75	$—	$7,061

Liabilities:
Bridge loan	$—	$—	$21,432	$21,432
Derivative liabilities	—	—	248,450	248,450
Warrant liabilities	—	—	—	—

Total Liabilities	$—	$—	$269,882	$269,882

December 31, 2020
Assets:
Cash equivalents and restricted cash:
Money market funds	$3,046	$—	$—	$3,046
Certificate of deposit	—	326	—	326

Total Assets	$3,046	$326	$—	$3,372

Liabilities:
Bridge loan	$—	$—	$—	$—
Derivative liabilities	—	—	22,911	22,911
Warrant liabilities	—	—	$3,329	3,329

Total Liabilities	$—	$—	$26,240	$26,240

For the three and nine months ended September 30, 2021 and 2020, there were no transfers between levels in the fair value hierarchy. The carrying amounts of the Company’s notes payable and accounts payable approximate their fair values due to their short maturities.
Level 1 Assets:
The Company invests in money market funds that have maturities of 90 days or less. The money market funds are classified as cash equivalents and are recorded at their carrying value, which approximates fair value.
Level 2 Assets:
The Company invests in a certificate of deposit with a maturity of one year from purchase date. The certificate of deposit is classified as restricted cash and recorded at its carrying value, which approximates fair value.
Level 3 Liabilities:
Bridge Loan
The Company accounts for the Bridge Loan under the fair value option election wherein the Bridge Loan is initially measured at its issue-date fair value and then subsequently re-measured
at estimated fair value on a recurring basis at each reporting date. As a result of applying the fair value option, direct costs and fees related to the Bridge Loan were expensed as incurred.
The fair value of the Bridge Loan is based on significant inputs including, estimated time to maturity, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. The valuation uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Bridge Loan was paid off on October 8, 2021 as part of the SPAC merger. See Note 10 for further details.
Warrants
Freestanding warrants to purchase Redeemable Convertible Preferred Stock are accounted for as liability awards and recorded at fair value on their issuance date and adjusted to fair value at each reporting date, with the change in fair value being recorded as a component of other income (expense). The warrants are accounted for as liabilities as the underlying shares of Preferred Stock are contingently redeemable upon occurrence of a change in control, which is outside the control of the Company.
The Company measures its warrant liabilities using Level 3 unobservable inputs within the Black-Scholes Merton option-pricing model. The Company uses various key assumptions, such as the fair value of Series B redeemable convertible preferred stock warrants and Series C redeemable convertible preferred stock warrants, the volatility of peer companies’ stock prices, the risk-free interest rate based on the U.S. Treasury yield, and the expected term (based on remaining term to a significant event for Series B redeemable convertible preferred stock warrants and remaining contractual term for Series C redeemable convertible preferred stock warrants). The Company measures the fair value of the redeemable convertible Preferred Stock warrants at each reporting date, with subsequent gains and losses from remeasurement of Level 3 financial liabilities recorded through other expense, net in the Statements of Operations and Comprehensive Loss.
All the warrants were exercised during the nine months ended September 30, 2021.
Future Rights to Purchase Series
C-2
Redeemable Convertible Preferred Stock
The Company’s Series C Redeemable Convertible Preferred Stock financing agreement provides additional committed funding through the purchase of shares of Series
C-2
Redeemable Convertible Preferred Stock based on the completion of certain operational milestones at a predetermined price of $2.95 per share as of September 30, 2021, from certain Series
C-1
Investors (“Series
C-2
Redeemable Convertible Preferred Stock Issuance Right”). See discussion within Note 6 related to the Amendment to the
C-2
Redeemable Convertible Preferred Stock Purchase Right and related issuance of Series
C-2
warrants during the nine months ended September 30, 2021.
The value of the Series
C-2
Redeemable Convertible Preferred Stock Issuance Right is determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.
The Company utilized a probability weighting of successful completion of the SPAC merger versus probability of the Company staying private in establishing the quantity of purchase rights to value and the fair value of the Series
C-2
Redeemable Convertible Preferred Stock Issuance Right. The fair value of the Series
C-2
Redeemable Convertible Preferred Stock Issuance Right was determined using a discounted cash flow model, which takes into account the estimated value of Series
C-2
stock, estimated time to purchase, probability of purchase and the risk-free interest rate based on the U.S. treasury yield. The Company measures the fair value of the Series
C-2
Redeemable Convertible Preferred Stock Issuance Right at each reporting date, with subsequent gains and losses from remeasurement of Level 3 financial liabilities recorded through other expense, net in the Statements of Operations and Comprehensive Loss. The Company includes the valuation of the related Series
C-2
warrants that are only exercisable upon completion of a SPAC merger with the valuation of the Series
C-2
Convertible Preferred Stock Issuance Right.
The following table sets forth a summary of changes in the fair value of the Company’s level 3 liabilities at fair value on a recurring basis (in thousands):

	Three Months Ended September 30,
	2021	2020
Bridge loan:
Beginning balance June 30	$—	$—
Fair value of Bridge loan funded	20,000	—
Accrued PIK and final payment	1,432	—
Change in fair value	—	—

Ending balance September 30	21,432	—

Warrant liabilities:
Beginning balance June 30	22,860	1,979
Change in fair value	2,949	(24)
Fair value of warrants issued	—	—
Fair value of warrants exercised	(25,809)	—

Ending balance September 30	—	1,955

Series C-2 Convertible Preferred Stock Issuance Right liability:
Beginning balance June 30	211,747	7,619
Change in fair value	36,703	(2,089)
Fair value of derivatives extinguished	—	—

Ending balance September 30	248,450	5,530

Total	$269,882	$7,485

	Nine Months Ended September 30,
	2021	2020
Bridge loan:
Beginning balance December 31	$—	$—
Fair value of Bridge loan funded	20,000	—
Accrued PIK and final payment	1,432	—
Change in fair value	—	—

Ending balance September 30	21,432	—

Warrant liabilities:
Beginning balance December 31	3,329	1,989
Change in fair value	17,753	(78)
Fair value of warrants issued	5,096	44
Fair value of warrants exercised	(26,178)	—

Ending balance September 30	—	1,955

Series C-2 Convertible Preferred Stock Issuance Right liability:
Beginning balance December 31	22,911	11,379
Change in fair value	248,691	(5,849)
Fair value of derivatives extinguished	(23,152)	—

Ending balance September 30	248,450	5,530

Total	$269,882	$7,485

13.	FAIR VALUE MEASUREMENTS
The Company follows ASC 820,
Fair Value Measurements
, which establishes a common definition of fair value to be applied when U.S. GAAP requires the use of fair value, establishes a framework for measuring fair value, and requires certain disclosure about such fair value measurements. The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

December 31, 2020	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents and restricted cash:
Money market funds	$3,046	$—	$—	$3,046
Certificate of deposit	—	326	—	326

Total Assets	$3,046	$326	$—	$3,372

Liabilities:
Derivative liabilities	$—	$—	$22,911	$22,911
Warrant liabilities	—	—	3,329	3,329

Total Liabilities	$—	$—	$26,240	$26,240

December 31, 2019
Assets:
Restricted cash:
Certificate of deposit	$—	$529	$—	$529

Total Assets	$—	$529	$—	$529

December 31, 2020	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$11,379	$11,379
Warrant liabilities	—	—	1,989	1,989

Total Liabilities	$—	$—	$13,368	$13,368

For fiscal years 2020 and 2019, there were no transfers among Level 1, Level 2, or Level 3 categories. The carrying amounts of the Company’s notes payable, grant receivable and accounts payable approximate their fair values due to their short maturities.
Level 1 Assets:
The Company invests in money market funds that have maturities of 90 days or less. Money market funds are classified as cash equivalents and are recorded at their carrying value, which approximates fair value.
Level 2 Assets:
The Company invests in a certificate of deposit with a maturity of one year from purchase date. The certificate of deposit is classified as restricted cash and is recorded at its carrying value, which approximates fair value.
Level 3 Liabilities:
Warrants
Freestanding warrants to purchase redeemable convertible preferred stock are accounted for as liability awards and recorded at fair value on their initial issuance date and adjusted to fair value at each reporting date, with the change in fair value being recorded in the Statement of Operations and Other Comprehensive Income. The warrants are accounted for as liabilities as the underlying preferred shares are contingently redeemable upon occurrence of a change in control, which is outside the control of the Company.
The Company measures its warrant liabilities using Level 3 unobservable inputs within the Black-Scholes Merton option-pricing model. The Company uses various key assumptions, such as the fair value of redeemable convertible preferred stock Series B and Series C, the volatility of peer companies’ stock prices, the risk-free interest rate based on the U.S. treasury yield, and the expected term (based on remaining term to a significant event). The Company measures the fair value of the redeemable convertible preferred stock warrants at each reporting date, with subsequent gains and losses from remeasurement of Level 3 financial liabilities recorded through other expense, net in the statements of operations.
Future Rights to Purchase Series C-2 Redeemable Convertible Preferred Stock
The Company’s Series C Preferred Stock Purchase Agreement provides additional committed funding of up to $79,999 thousand, through the purchase of up to 27,137,000 shares of Series C-2 redeemable convertible preferred stock based on the completion of certain operational milestones at a predetermined price of $2.94797 per share, to certain Series C-1 Investors. This commitment is called the Series C-2 Redeemable Convertible Preferred Stock Issuance Right.
The value of the Series C-2 Redeemable Convertible Preferred Stock Issuance Right is determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.
The fair value of the Series C-2 Redeemable Convertible Preferred Stock Issuance Right was determined using a Black-Scholes Merton option-pricing model. The Company utilized key assumptions, such as the fair value of Series C-2 redeemable convertible preferred stock, the volatility of peer companies’ stock prices, the risk-free interest rate based on the U.S. treasury yield, and the expected term (based on the shorter of remaining term to a significant event or expiration date of the purchase right)
The Company measures the fair value of the Series C-2 Redeemable Convertible Preferred Stock Issuance Right at each reporting date, with subsequent gains and losses from remeasurement of Level 3 financial liabilities recorded in the Statements of Operations and Other Comprehensive Income.
2018 Convertible Note Automatic Conversion Rights
In 2018 the Company issued a convertible note payable with a face value of $6,518 thousand with detachable Series B redeemable preferred stock warrants, which contained automatic conversion features upon a change in control, bridge financing or qualified financing in excess of $10,000 thousand. The automatic conversion is called the 2018 Redeemable Note Automatic Conversion Rights.
The value of the 2018 Redeemable Note Automatic Conversion Rights is determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.
The value of the 2018 Redeemable Note Automatic Conversion Rights were determined using a discounted cash flow model, which takes into account the estimated value of Series C redeemable convertible stock, estimated time to conversion, probability of conversion and the risk-free interest rate based on the U.S. treasury yield. The Company measures the fair value of the 2018 Redeemable Note Automatic Conversion Rights at each reporting date, with subsequent gains and losses from remeasurement of Level 3 financial liabilities recorded through other expense, net in the Statements of Operations.
The following table sets forth a summary of changes in the fair value of the Company’s level 3 liabilities at fair value on a recurring basis for the years ended December 31, 2020 and 2019 (in thousands):

	2020	2019
Warrant liabilities:
Beginning balance January 1	$1,989	$1,648
Change in fair value	1,296	341
Fair value of warrants issued	44	—

Ending balance December 31	3,329	1,989

2018 Convertible Note Automatic Conversion Rights liability:
Beginning balance January 1	—	9
Change in fair value	—	19
Fair value of derivatives extinguished upon note conversion	—	(28)

Ending balance December 31	—	—

Series C-2 Convertible Preferred Stock Issuance Right liability:
Beginning balance January 1	11,379	—
Change in fair value	11,532	—
Fair value of derivatives issued	—	11,379

Ending balance December 31	22,911	11,379

Total	$26,240	$13,368

ACON S2 Acquisition Corp [Member]
Fair Value Measurements
Note 11—Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation tech niques th
at the Company utilized to determine such fair value:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$250,004,454	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$13,625,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$7,729,400
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in November 2020, when the Public Warrants were separately listed and traded.
The fair value of the Public Warrants issued in connection with the Public Offering were initially measured at fair value using a Monte Carlo simulation model and the fair value of the Private Placement Warrants have been estimated using the Black-Scholes-Merton model at inception and each subsequent measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since November 2020. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $2.0 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation and modified Black_Scholes_Merton models are assumptions related to expected stock-price volatility, expected life, risk-free interest rate, dividend yield and probability of a successful acquisition. The Company estimates the volatility of its ordinary shares warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 21, 2020	As of September 30, 2020	As of December 31, 2020
Stock price	$9.42 - $9.64	$9.42 - $9.64	$10.08
Volatility	10.00%	10.00%	10.00%
Expected life of the options to convert	6.0	6.0	5.9
Risk-free rate	0.37%	0.37%	0.48%
Dividend yield	0.0%	0.0%	0.0%
Probability of merger	100.0%	100.0%	100.0%
The change in the level 3 fair value of the derivative warrant liabilities for the period from July 22, 2020 (inception) through December 31, 2020 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at July 3, 2020 (inception)	$—	$—	$—
Issuance of Warrants	12,500,000	7,000,000	19,500,000
Change in fair value of derivative warrant liabilities	1,125,000	729,400	1,854,400
Transfer of Public Warrants to level 1	(13,625,000)	—	(13,625,000)

Derivative warrant liabilities at December 31, 2020	$—	$7,729,400	$7,729,400

Note 11- Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

September 30, 2021	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$250,016,847	$—	$—

Liabilities:
Warrant liabilities - Public warrants	$10,333,330	$—	$—
Warrant liabilities - Private warrants	$—	$—	$9,883,720
Working capital loan - Related party	$—	$—	$361,751

December 31, 2020	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$250,004,454	$—	$—
Liabilities:
Warrant liabilities - Public warrants	$13,625,000	$—	$—
Warrant liabilities - Private warrants	$—	$—	$7,729,400
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers from a Level 3 measurement to a Level 1 fair value measurement for the nine months ended September 30, 2021.
Level 1 assets include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. As of September 30, 2021, the Company had sold its investments in mutual funds and the cash was maintained in the operating bank account.
The fair value of warrants issued in connection with the Initial Public Offering were initially measured at fair value using a Monte Carlo simulation model and have subsequently been measured based on the listed market price of such warrants, a Level 1 measurement, since March 2021. The fair value of the Private Placement warrants have been estimated using a modified Black-Scholes-Merton (“BSM”) model at inception and subsequently at each measurement date, considering certain vesting conditions imposed by the Sponsor Letter Agreement on the Private Placement Warrants held by the Sponsor and executive officers and directors of the Company. For the three months ended September 30, 2021, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $2.2 million presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed statement of operations. For the nine months ended September 30, 2021, the Company recognized income in the statement of operations resulting from a decrease in the fair value of liabilities of $1.1 million presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed statement of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation and modified BSM models are assumptions related to expected stock-price volatility, expected life, risk-free interest rate, dividend yield and probability of a successful acquisition. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 30, 2021	As of December 31 2020
Stock price	$9.97	$10.08
Volatility	42.2%	10.0%
Expected life of the options to convert	5.02	5.9
Risk-free rate	0.98%	0.48%
Dividend yield	—	—
The Sponsor Letter Agreement imposes certain vesting conditions on the Private Placement Warrants held by the Sponsor and executive officers and directors of the Company (the “Private Placement Warrant Holders”). These vesting conditions were considered in the estimated fair value of the Private Placement Warrants as of September 30, 2021. If the proposed business combination closes, the Private Placement Warrant Holders agreed to forfeit 583,333 Private Placement Warrants and agreed that up to another 583,333 Private Placement Warrants would be subject to potential forfeiture within 54 months of closing the proposed business combination if certain price targets for the combined company’s common stock, ranging from $12.50 to $15.00 per common share, are not met. The Company estimated the probability of the stock price reaching $12.50 and $15.00 over the life of the
54-month
period following the proposed business combination and applied that probability of vesting to the value of each vesting tranche calculated by the BSM model to arrive at the aggregate value for each tranche of the vesting warrants.
The change in the fair value of the Level 3 derivative warrant liabilities for the nine months ended September 30, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$7,729,400
Change in fair value of derivative warrant liabilities	2,154,320

Derivative warrant liabilities at September 30, 2021	$9,883,720

The change in the fair value of the working capital loan – related party measured with Level 3 inputs for the nine months ended September 30, 2021 is summarized as follows:

Fair value of working capital loan - related party at December 31, 2020	$—
Initial fair value of working capital loan - related party	361,751
Change in fair value of working capital loan - related party	—

Fair value of working capital loan - related party, September 30, 2020	$361,751